Selling Expenses	12 Months Ended
Dec. 31, 2020
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Selling Expenses [Line Items]
Selling Expenses	21. Selling expenses This caption is made up as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Selling expenses	1,412	1,719	1,551
Other	510	3	1,076

	1,922	1,722	2,627

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Selling Expenses [Line Items]
Selling Expenses

16.  Selling Expenses

This item is made up of as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	US$(000)	US$(000)	US$(000)

Copper concentrate freight	89,241	98,933	126,670
Commissions	4,935	5,588	6,048
Cathode freight	2,019	1,890	1,831
Other	1,485	3,072	2,459

	97,680	109,483	137,008